Contingent Liabilities	12 Months Ended
Jun. 30, 2022
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Contingent Liabilities	Contingent LiabilitiesThe Group had no contingent liabilities at 30 June 2022 or 30 June 2021.